SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Anti-dilutive securities	66,667	86,246	264,793
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 10
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years